Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/01
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Benchmark Capital Management Co., L.L.C.
________________________________________________________________________________

Address:  2490 Sand Hill Road, Suite 200, Menlo Park, CA 94025__________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05409 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock__________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

May 11, 2001____________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      8
                                                --------------

Form 13F Information Table Value Total:             $   36,282
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE


                                                                                                             Voting Authority
                            Title                     Value       Shares/  Sh/  Put/ Invstmt   Other         ----------------
Name of Issuer            of class         CUSIP     (x$1000)     PrnAmt   Prn Call  Dscretn  Managers      Sole      Shared   None
--------------            --------         -----     --------     ------   --------  -------  --------      ----      ------   ----
Broadbase Software, Inc.     Common      11130R100     7,900     3,889,484  SH        Sole                3,889,484     0        0
CacheFlow, Inc.              Common      126946102     4,693     1,057,388  SH        Sole                1,057,388     0        0
DiTech Communications        Common      25500M103     1,833       162,018  SH        Sole                  162,018     0        0
Kana Communications, Inc.    Common      483600102     9,495     4,899,400  SH        Sole                4,899,400     0        0
NorthPoint                   Common      666610100       162     8,999,592  SH        Sole                8,999,592     0        0
Qualcomm                     Common      747525103       326         5,753  SH        Sole                    5,753     0        0
Webvan.com                   Common      94845V103     5,697    36,521,976  SH        Sole               36,521,976     0        0
Wink Communications, Inc.    Common      974168106     6,177     1,235,417  SH        Sole                1,235,417     0        0

                                         TOTAL        36,282